OTHER NON-CURRENT LIABILITIES (Details) - CAD ($) $ in Millions	Mar. 31, 2020		Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue and contract liabilities	$ 104.7		$ 134.1
Share-based payments liabilities (Note 23)	35.1		75.4
Contingent consideration arising on business combinations	0.0		11.9
Interest payable	21.1		15.1
Other	30.2		30.5
Other non-current liabilities	$ 191.1	[1]	$ 267.0

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.